4. Convertible Debentures (Details) (USD $)	1 Months Ended	3 Months Ended
	Dec. 31, 2012	Jun. 30, 2013
Convertible Debentures [Abstract]
Derivative, Fair Value, Net	$ 150,000
Debt Instrument, Interest Rate, Effective Percentage	10.00%
Debt Instrument, Convertible, Terms of Conversion Feature	25%
Debt Instrument, Convertible, Beneficial Conversion Feature	150,000
Accretion Expense		$ 5,840